UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from

July 18, 2006 to August 17, 2006

Commission File Number of issuing entity: 333-130966-01

JOHN DEERE OWNER TRUST 2006

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-130966

JOHN DEERE RECEIVABLES, INC.

(Exact name of depositor as specified in its charter)

JOHN DEERE CAPITAL CORPORATION

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

36-6840001

(I.R.S. Employer Identification No.)

c/o John Deere Capital Corporation
Suite 600
1 East First Street
Reno, Nevada	89501
(Address of principal executive offices of the issuing entity)	(Zip Code)

(775) 786-5527

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If section 12(b)
Class A-1 5.36417% Asset Backed Notes			X
Class A-2 5.41% Asset Backed Notes			X
Class A-3 5.38% Asset Backed Notes			X
Class A-4 5.39% Asset Backed Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒   No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On November 22, 2006 a revision was made to the Statement to Noteholders, Statement to Certificateholders, and Servicer Certificate relative to the distribution to holders of notes of John Deere Owner Trust 2006.

The revised distribution reports are attached as Exhibits 99.1, 99.2, and 99.3 to this Form 10-D/A.

PART II — OTHER INFORMATION

Item 9. Exhibits.

(a)                                  The following is a list of documents filed as part of this Report on Form 10-D/A:

99.1                           Revised Statement to the Noteholders distributed to holders of notes issued by John Deere Owner Trust 2006, relating to the August 17, 2006 distribution.

99.2                           Revised Statement to the Certificateholders distributed to holder of certificate issued by John Deere Owner Trust 2006, relating to the August 17, 2006 distribution.

99.3                           Revised Servicer Certificate, relating to the August 17, 2006 distribution.

(b)                                 The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

JOHN DEERE RECEIVABLES, INC.
(Depositor)

Date: November 27, 2006	By:	/s/ Marc A. Howze
		Name:	Marc A. Howze
		Title	Secretary

EXHIBIT INDEX

Exhibit Number	Description

99.1	Revised Statement to the Noteholders distributed to holders of notes issued by John Deere Owner Trust 2006, relating to the August 17, 2006 distribution.

99.2	Revised Statement to the Certificateholders distributed to holder of certificate issued by John Deere Owner Trust 2006, relating to the August 17, 2006 distribution.

99.3	Revised Servicer Certificate, relating to the August, 2006 distribution.